Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Financial Instruments at Fair Value

The following table is a summary of our financial instruments measured at fair value:

	Fair Value Measurements
	as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,715,864	$1,715,864
	$-	$-	$1,715,864	$1,715,864

	Fair Value Measurements
	as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,930,235	$1,930,235
	$-	$-	$1,930,235	$1,930,235

The following table is a summary of our financial instruments measured at fair value:

	Fair Value Measurements
	as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,930,235	$1,930,235
	$-	$-	$1,930,235	$1,930,235

	Fair Value Measurements
	as of December 31, 2019:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,111,879	$1,111,879
	$-	$-	$1,111,879	$1,111,879

Schedule of Antidilutive Securities Excluded from Diluted Net Loss

For the three months ended March 31, 2021 and 2020, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	Three Months Ended
	March 31,
	2021	2020
Stock options outstanding	1,800,000	5,800,000
Warrants	235,833,333	7,000,000
Shares to be issued upon conversion of notes	372,689,648	190,488,453
	610,322,981	203,288,453

For the years ended December 31, 2020 and 2019, the following number of potentially dilutive shares have been excluded from diluted net loss since such inclusion would be anti-dilutive:

	Year Ended December 31,
	2020	2019
Stock options outstanding	1,800,000	5,800,000
Warrants	235,833,333	8,885,000
Shares to be issued upon conversion of notes	600,479,598	47,170,778
	838,112,931	61,855,778